Condensed Consolidated Balance Sheet - USD ($)	Jun. 30, 2020	Dec. 31, 2019
Current Assets
Cash	$ 368,685	$ 812,452
Accounts receivable, net	1,741,018	2,168,659
Receivables - related party	1,595	1,595
Inventory, net	4,607,419	4,671,396
Notes receivable - VNC	251,042
Prepaid expenses	405,052	916,729
Other current assets	55,415	94,538
Total Current Assets	7,430,226	8,665,369
Property and equipment, net	2,452,145	1,458,106
Operating lease right-of-use assets	2,878,467	2,199,682
Finance lease right-of-use-assets	50,582
Intangible assets, net	46,551,588	51,277,482
Goodwill	56,386,795	56,386,796
Total Assets	115,749,802	119,987,435
Current Liabilities
Accounts payable	4,599,561	2,245,704
Accrued interest	863,615	306,445
Accrued liabilities	2,349,665	1,383,008
Accrued liabilities - related party	392,547	461,254
Accrued payroll	1,838,393	1,050,703
Contract liabilities, current	219,549	149,923
Accrued warranty liability	191,447	195,138
Operating lease liabilities, current	586,048	467,979
Finance lease liabilities, current	28,580
Line of credit		2,000,000
Notes payable - related party	1,492,953	1,492,953
Current portion of long-term debt, net of unamortized discounts and debt issuance costs	11,886,502	5,389,492
Total Current Liabilities	24,448,860	15,142,599
Contract liabilities – long term	131,567	152,892
Operating lease liabilities – long term	2,385,625	1,744,569
Finance lease liabilities – long term	21,578
Total Liabilities	26,987,631	17,040,060
COMMITMENTS AND CONTINGENCIES (Note 21)
STOCKHOLDERS' EQUITY
Preferred stock, $0.0001 par value, 100,000,000 shares authorized, no shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively
Common stock, $0.0001 par value, 300,000,000 shares authorized, 128,846,064 and 128,326,243 shares issued and outstanding as of June 30, 2020 and December 31, 2019, respectively	12,885	12,833
Additional paid-in capital	130,957,464	130,553,180
Accumulated deficit	(42,136,478)	(27,545,255)
Accumulated other comprehensive loss	(21,699)	(23,383)
Treasury stock, at cost, 100,000 shares as of June 30, 2020 and December 31, 2019, respectively	(50,000)	(50,000)
Total Stockholders' Equity	88,762,172	102,947,375
Total Liabilities and Stockholders' Equity	$ 115,749,802	$ 119,987,435